Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	448,875,330.32	26,857
Yield Supplement Overcollateralization Amount 11/30/23	7,361,673.05	0
Receivables Balance 11/30/23	456,237,003.37	26,857
Principal Payments	17,938,806.48	359
Defaulted Receivables	584,405.23	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	6,844,640.87	0
Pool Balance at 12/31/23	430,869,150.79	26,473

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.97%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	8,337,888.98	378
Past Due 61-90 days	2,356,216.23	106
Past Due 91-120 days	406,762.36	20
Past Due 121+ days	0.00	0
Total	11,100,867.57	504

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	312,996.34
Aggregate Net Losses/(Gains) - December 2023	271,408.89
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.71%
Prior Net Losses/(Gains) Ratio	0.38%
Second Prior Net Losses/(Gains) Ratio	0.92%
Third Prior Net Losses/(Gains) Ratio	0.44%
Four Month Average	0.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.41%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	37.23

Flow of Funds	$ Amount
Collections	19,691,350.10
Investment Earnings on Cash Accounts	15,877.65
Servicing Fee	(380,197.50)
Transfer to Collection Account	-
Available Funds	19,327,030.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	293,527.62
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	12,250,770.56
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	958,831.43

Total Distributions of Available Funds	19,327,030.25

Servicing Fee	380,197.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	443,119,921.35
Principal Paid	18,006,179.53
Note Balance @ 01/16/24	425,113,741.82

Class A-1
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-3
Note Balance @ 12/15/23	269,719,921.35
Principal Paid	18,006,179.53
Note Balance @ 01/16/24	251,713,741.82
Note Factor @ 01/16/24	64.9751528%

Class A-4
Note Balance @ 12/15/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	121,600,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	34,530,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	17,270,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	362,019.29
Total Principal Paid	18,006,179.53
Total Paid	18,368,198.82

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	182,060.95
Principal Paid	18,006,179.53
Total Paid to A-3 Holders	18,188,240.48

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3152929
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.6820933
Total Distribution Amount	15.9973862

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4699560
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.4795548
Total A-3 Distribution Amount	46.9495108

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	680.36
Noteholders' Principal Distributable Amount	319.64

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	2,877,704.48
Investment Earnings	12,854.70
Investment Earnings Paid	(12,854.70)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,684,727.54	$3,249,647.23	$3,114,405.73
Number of Extensions	169	143	139
Ratio of extensions to Beginning of Period Receivables Balance	0.81%	0.68%	0.63%